Sale Of Subsidiary (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Aegean Oil Terminals (Panama)	Feb. 25, 2013 Aegean Oil Terminals (Panama)
Sale of subsidiary [Line Items]
Ownership percentage in subsidiary				55.50%
Proceeds from sale of subsidiary, gross			$ 6,318
Proceeds From Subsidiary Dividend			3,384
Dividends paid to non-controlling interest	$ 2,713	$ 0	$ 2,713